UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio
Acadian Emerging Markets Debt Fund

Semi-Annual Report **April 30, 2013**

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2013

The Funds file their complete schedules of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a portfolio voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2012 to April 30, 2013, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2013, the Acadian Emerging Markets Portfolio returned 10.14%, versus 5.40% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets finished 2012 on a solid note, as investors were encouraged by signs that China’s economy had bottomed and was poised for a relatively swift recovery. Markets then began to bifurcate as the New Year began in response to local and/or regional developments. China’s equity market retrenched amid renewed worries of slowing due to both external pressures and government measures to curb growth, while Eastern European developing nations were shaken by Italy’s inconclusive general election in late February and an emergency bailout of Cypriot banks in mid-March. In contrast, Turkey’s equity market rallied after Standard & Poor’s raised the country’s sovereign credit rating to just below investment grade, while many smaller Asian emerging markets advanced on the back of continued robust economic growth. For the period as a whole, emerging markets collectively gained 5.40%. Stronger markets included the Philippines, Turkey, Thailand, Indonesia and Taiwan. Among the weaker performers in the asset class were the Czech Republic, Egypt, Peru, Hungary and Russia.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI benchmark on important measures such as share price relative to earnings and book value. Significant country positions included overweightings in Thailand, Korea, Turkey and Poland. Brazil started out the period underweighted, but moved to an overweight as earnings expectations improved. Conversely, Taiwan started out the period overweighted, but moved to an underweight as risk and liquidity conditions became less attractive. The Portfolio was generally underweighted relative to the benchmark in China, South Africa, India and Russia.

Portfolio Performance

The Portfolio had a return in excess of the benchmark over the period. A combination of stock selection and an overweight position in Thailand was the largest positive contributor, with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013

excess return coming from a focus on telecom services and financials. Stock selection among resource companies and in Korea were also successful, as was a combination of stock selection and overweight positions in Turkey and Mexico. Looking at less successful investments, the Portfolio lost value from stock selection in India, as well as an underweight position in the Philippines.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Debt Fund (the “Fund”). This commentary covers the six months from November 1, 2012 to April 30, 2013, focusing on the Fund’s performance and some of the conditions and decisions that impacted returns.

Fund Performance Review

For the six months ended April 30, 2013, the Acadian Emerging Markets Debt Fund returned 8.40%, versus 7.02% for the JPMorgan GBI-EM Global Diversified Index, a standard emerging markets debt benchmark that reflects the universe of investable local currency bonds with individual country exposures capped at 10% each.

Economic and Market Conditions

World equity markets saw moderately positive results for the period. For the first several months of the period, investors largely shrugged off several concerns that arose – including the U.S. “fiscal cliff” and sequestration cuts, Italy’s election gridlock and an emergency bailout of Cypriot banks. Beginning in February, however, sentiment shifted markedly between disappointing growth indicators in major economies and the announcement of the Bank of Japan’s new easing program. Government bonds reflected this shift, with yields trending upward in major markets through early March before declining back near all-time lows by end-April. Credit spreads benefitted from ongoing confidence that major central banks would continue their monetary reflation policies, with high yield corporate spreads continuing to grind tighter over the period. The U.S. dollar was broadly unchanged through February, but appreciated thereafter against most currencies.

Fund Structure

The Fund was underweight duration over the period, reflecting a general expectation for economic pickup in emerging markets. As of November, the Fund held its largest underweight positions in Mexico, Brazil and Thailand. Since then, additional underweights were added in Malaysia, Colombia and Poland, and the Fund added bond holdings in Russia, China, Brazil and Peru. Underweights also created space for inflation-linked bond positions including in Uruguay, Brazil, Chile, Poland and Turkey. The Fund’s adviser manages bonds and currencies separately.

In currencies, the Fund entered November with an overweight in Latin America, Turkey and South Africa, offset by underweights in Eastern Europe and Asia. As currencies began to exhibit greater country-level dispersion, and the Fund identified increasingly attractive currency entry points, the Fund added more active positions. By end-April, the Fund was moderately overweight currencies on a net basis.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013

In terms of out-of-index securities, holdings of frontier bonds were increased from approximately 25% to 30% allocation of the Fund, and dollar-denominated allocations were reduced slightly. As of November, the largest frontier investments were in Uganda, Nigeria, Ghana and Zambia. Over the period, the Fund initiated new positions in Serbia, Kenya and Romania. Meanwhile, holdings in Nigeria, Uganda, Dominican Republic and Costa Rica were reduced, and investments in Argentina, Barbados, Belarus and Congo were sold.

Fund Performance

The Fund outperformed the benchmark for the period. Nearly all of the Fund’s nominal returns came from bonds, with the remainder attributed to currencies. Top bond returns came from South Africa, Mexico, Turkey, Russia and Nigeria. Grenada and Argentina were detractors. On the currency side, investments in the Mexican peso, Thai baht, Brazilian real and Uruguayan peso added the most value, with some offset from losses in the South African rand, Dominican peso and Ghanaian cedi.

Please let us know if we can provide any additional information.

Sincerely,

L. Bryan Carter

Senior Vice President

Duration is used to help assess the sensitivity of bond prices to changes in interest rates. Specifically, duration measures the potential change in value of a bond that would result from a 1% change in interest rates. The shorter the duration of a bond, the less its price will potentially change as interest rates go up or down (and the longer the duration of a bond, the more its price will potentially change).

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013

The JPMorgan GBI-EM Global Diversified Index tracks local currency bonds issued by emerging market governments. It limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.0%
	Shares	Value
Argentina — 0.7%
Petrobras Argentina ADR	123,908	$609,628
Telecom Argentina ADR	61,241	1,009,864
Ternium ADR	344,574	8,066,477

		9,685,969

Brazil — 10.8%
All America Latina Logistica	56,100	283,760
Banco do Brasil	1,450,900	18,274,487
BR Properties	129,300	1,433,400
Brasil Brokers Participacoes	80,500	284,058
Centrais Eletricas Brasileiras ADR	76,510	205,812
Cia de Bebidas das Americas ADR	422,644	17,759,501
Cia de Saneamento Basico do Estado de Sao Paulo ADR	735,648	10,519,766
Cia de Saneamento Basico do Estado de Sao Paulo	642,063	9,040,067
Cia de Saneamento de Minas Gerais-COPASA	94,600	2,179,713
Cia Energetica de Minas Gerais ADR	280,334	3,596,685
Cosan	320,380	6,647,885
Cosan SA Industria Comercio	519,100	12,246,168
Duratex	882,230	6,627,473

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
EDP — Energias do Brasil	83,700	$510,797
Embraer ADR	405,081	14,149,479
Embratel Participacoes*	794	5
Even Construtora e Incorporadora	256,000	1,200,190
Fibria Celulose*	304,500	3,238,666
Grendene	60,600	690,581
JBS	94,400	297,720
Marfrig Alimentos*	2,282,000	7,778,703
Porto Seguro	528,200	6,552,505
Seara Alimentos* (A)	911	2
Telefonica Brasil ADR	257,120	6,834,250
Tim Participacoes	978,000	4,086,508
Tim Participacoes ADR	200,654	4,185,642

		138,623,823

Chile — 0.9%
Administradora de Fondos de Pensiones Provida ADR	2,444	254,176
Enersis ADR	635,171	11,992,028

		12,246,204

China — 11.6%
Agricultural Bank of China	15,416,000	7,370,136
Bank of China	60,363,000	28,236,270
Bank of Communications*	11,656,000	9,267,542
Beijing Capital Land	482,000	176,399
Changyou.com ADR	6,694	194,126
China Citic Bank	16,278,000	9,166,686
China Communications Services	334,000	244,470
China Construction Bank	12,515,000	10,482,723
China King-highway Holdings	80,755	180,384
China Merchants Bank	2,665,000	5,680,186
China Petroleum & Chemical	18,586,000	20,334,032
China Railway Construction*	705,000	711,346
China Southern Airlines*	430,000	226,078
China Sports International*	670,000	26,654
China Techfaith Wireless Communication Technology ADR*	39,097	37,142
China Telecom	20,762,000	10,594,836
Chongqing Rural Commercial Bank	3,546,000	1,928,329
Giant Interactive Group ADR	138,941	1,040,668
Greentown China Holdings	598,500	1,163,042
Guangzhou R&F Properties	334,000	604,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Huaneng Power International	2,760,000	$3,190,299
Industrial & Commercial Bank of China	27,700,000	19,489,572
Jiangling Motors*	67,800	173,164
Jiangsu Future Land*	561,100	434,608
NetEase ADR	6,274	353,791
Perfect World ADR	100,403	1,202,828
PetroChina	9,930,000	12,629,795
PICC Property & Casualty	278,000	356,808
Qingling Motors	778,000	220,563
Semiconductor Manufacturing International*	4,278,000	308,716
Shanda Games ADR*	112,115	331,861
Shanghai Friendship Group*	327,270	378,118
Shanghai Mechanical and Electrical Industry	268,300	268,929
Spreadtrum Communications ADR	19,907	435,167
Weiqiao Textile	992,000	544,567
Xinhua Winshare Publishing and Media	433,000	244,953

		148,229,075

Egypt — 0.2%
Commercial International Bank Egypt SAE	223,642	986,582
Ezz Steel	408,960	542,587
Talaat Moustafa Group*	521,702	297,180
Telecom Egypt	282,406	514,373

		2,340,722

Hong Kong — 1.3%
Chaoda Modern Agriculture Holdings ADR*	6,346	8,567
China Minsheng Banking*	3,464,000	4,450,440
China Mobile	655,000	7,170,254
China Oil & Gas Group*	1,300,000	237,882
China Unicom Hong Kong	1,056,000	1,515,929
Global Bio-Chemical Technology Group	1,116,000	96,354
Real Nutriceutical Group	522,000	138,570
Sino Biopharmaceutical	880,000	606,689
Skyworth Digital Holdings	868,000	714,744
Sunac China Holdings	568,000	458,197
TCL Multimedia Technology Holdings	296,000	267,387
WuXi PharmaTech Cayman ADR*	33,689	642,449

		16,307,462

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — 3.5%
Aditya Birla Nuvo	13,880	$270,116
Allahabad Bank	587,345	1,459,777
Andhra Bank*	276,165	467,238
Apollo Tyres	1,527,124	2,738,194
Aptech	68,832	57,237
Aurobindo Pharma	750,885	2,660,677
Bank of Baroda	397,030	5,150,889
Binani Industries*	11,055	19,340
Cairn India*	317,570	1,839,106
Dena Bank	695,402	1,173,309
Dishman Pharmaceuticals & Chemicals	58,387	74,291
Dr Reddy’s Laboratories	55,065	2,072,999
Geometric*	101,511	168,824
Gitanjali Gems	38,150	437,583
Gujarat State Fertilisers & Chemicals	258,835	264,000
HCL Technologies	421,564	5,644,849
IDBI Bank*	1,541,636	2,525,278
India Cements	157,114	243,217
Indian Bank	445,582	1,414,284
Indraprastha Gas	174,167	970,163
Jammu & Kashmir Bank	9,254	234,068
JBF Industries	58,957	115,726
Karnataka Bank	432,665	1,202,628
MAX India	47,303	190,441
MindTree	13,432	199,903
MRF	2,265	562,491
NIIT Technologies	107,712	520,017
Oil India	84,975	867,336
Oriental Bank of Commerce*	96,152	477,860
PSL	44,217	26,797
Sasken Communications Technologies*	175,093	421,848
SRF	40,927	129,333
State Trading of India	324	1,024
Sun Pharmaceutical Industries	77,571	1,369,353
Syndicate Bank*	550,011	1,223,551
Tata Motors	521,987	2,906,656
Uflex	195,499	269,435
Vijaya Bank*	1,142,678	1,114,575
Wipro	294,098	1,901,604
Wockhardt*	51,663	1,828,079

		45,214,096

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — 1.5%
Adhi Karya Persero	1,169,500	$357,857
Agung Podomoro Land	5,873,000	286,930
Bakrie Sumatera Plantations	12,254,500	114,699
Bank Negara Indonesia Persero	2,974,000	1,651,797
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,439,000	180,569
Bank Tabungan Negara Persero	1,428,000	218,845
Citra Marga Nusaphala Persada	1,357,000	256,815
Darma Henwa*	6,998,260	35,990
Gajah Tunggal	2,750,778	820,494
Global Mediacom*	1,059,500	237,019
Indofood Sukses Makmur	3,497,500	2,644,034
Lippo Cikarang*	339,500	239,195
Lippo Karawaci	1,976,500	274,443
Perusahaan Gas Negara Persero	3,485,500	2,240,615
Surya Semesta Internusa	8,109,000	1,317,790
Telekomunikasi Indonesia ADR	79,449	3,803,224
Telekomunikasi Indonesia	3,706,500	4,460,380
Wijaya Karya Persero	1,422,000	351,021

		19,491,717

Malaysia — 3.4%
Affin Holdings	77,800	90,521
AirAsia	393,800	379,239
DRB-Hicom	1,323,900	1,092,190
KLCC Property Holdings (A)	84,700	201,832
Kulim Malaysia	615,100	723,766
Malayan Banking	4,026,100	12,730,019
RHB Capital*	591,900	1,649,733
Telekom Malaysia	3,238,200	5,875,058
Tenaga Nasional	7,154,700	18,459,949
Top Glove	93,900	195,053
UMW Holdings*	447,600	2,103,757

		43,501,117

Mexico — 6.4%
Alfa, Ser A	4,096,200	9,509,885
Axtel*	762,000	252,906
Bio Pappel*	143,800	262,320
Cemex ADR*	1,314,618	14,789,455
Empresas ICA*	604,506	1,662,823
Fomento Economico Mexicano ADR	25,069	2,842,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — (continued)
Gruma*	188,129	$934,114
Grupo Aeroportuario del Centro Norte Sab	69,200	264,665
Grupo Aeroportuario del Pacifico ADR	13,336	771,888
Grupo Aeroportuario del Pacifico	408,181	2,364,245
Grupo Aeroportuario del Sureste ADR	1,811	224,763
Grupo Financiero Banorte	2,722,900	20,518,794
Grupo Financiero Santander Mexico ADR*	286,554	4,627,847
Grupo KUO De*	17,300	43,128
Grupo Mexico, Ser B	4,402,933	15,806,219
Grupo Simec*	39,900	184,117
Grupo Televisa ADR	72,755	1,842,157
Industrias CH*	37,700	303,716
OHL Mexico*	1,394,862	4,317,050

		81,522,666

Pakistan — 0.2%
Attock Refinery	268,591	525,774
Bank Alfalah	904,800	138,825
DG Khan Cement	1,948,800	1,345,537
Pakistan Telecommunication*	1,728,382	314,714

		2,324,850

Philippines — 0.3%
Aboitiz Power	885,900	802,820
Alliance Global Group	1,593,600	917,598
Globe Telecom	6,955	241,634
Lopez Holdings	1,048,200	178,011
Metropolitan Bank & Trust	5,170	15,638
Philippine National Bank*	293,610	820,339
Vista Land & Lifescapes	2,465,500	393,545

		3,369,585

Poland — 2.4%
Cyfrowy Polsat	37,440	198,110
Grupa Lotos*	116,387	1,398,552
KGHM Polska Miedz	266,298	12,472,777
PGE	144,175	748,742
Polski Koncern Naftowy Orlen*	862,067	13,368,129
Tauron Polska Energia	2,327,921	3,101,586

		31,287,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Russia — 3.2%
LUKOIL ADR	462,753	$29,338,540
Mobile Telesystems ADR	74,945	1,551,362
Sistema GDR	36,203	690,391
Surgutneftegas ADR	371,172	3,154,962
Tatneft ADR	128,440	4,853,748
VimpelCom ADR	190,251	2,083,248

		41,672,251

South Africa — 3.1%
FirstRand	671,253	2,332,386
Grindrod	108,032	226,333
Imperial Holdings	596,068	13,198,720
Liberty Holdings	223,805	2,980,409
Mediclinic International	42,515	308,196
MMI Holdings	1,496,378	3,818,695
Mondi	110,107	1,471,815
MTN Group	344,024	6,202,285
Sanlam	516,251	2,645,833
Sappi*	408,148	1,228,060
Sun International	20,771	252,511
Super Group*	126,660	340,310
Telkom	660,239	941,780
Woolworths Holdings	413,849	3,225,564

		39,172,897

South Korea — 18.2%
AtlasBX	249,908	8,849,915
Chong Kun Dang Pharm	8,530	474,792
CJ	98,940	12,981,776
CJ E&M*	21,254	717,923
CJ Hellovision*	16,210	252,430
Daelim Industrial	15,408	1,077,287
Daishin Securities*	23,310	197,690
Daou Data	15,940	69,836
Daou Technology	39,180	713,302
DGB Financial Group	25,390	355,040
Dongyang E&P	15,443	285,358
Ecoplastic	228,571	456,602
Global & Yuasa Battery	15,790	779,966
Green Cross Holdings	13,560	210,548
GS Home Shopping	3,551	733,867

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Hana Financial Group	486,830	$15,560,170
Hanil E-Wha	173,830	2,099,282
Hansol Paper	24,320	324,620
Hanwha	244,550	6,928,139
Hite Holdings	14,760	197,014
Husteel	22,760	531,129
Hwa Shin	18,740	207,598
Hyundai Hy Communications & Networks	50,240	270,520
Hyundai Motor*	97,318	17,629,111
Industrial Bank of Korea	192,560	2,203,084
INTOPS	8,242	241,355
KB Financial Group	15,940	521,057
Kia Motors	265,673	13,219,722
Kolon	25,730	619,127
Korea District Heating	2,802	272,236
KT	412,330	13,497,227
Ktis	65,330	320,332
Kyeryong Construction Industrial	18,032	145,232
LG Display	603,090	16,401,112
LG Electronics	14,732	1,178,506
LG Uplus	53,790	507,959
LIG Insurance	12,260	252,147
Lotte Shopping	2,624	979,265
Meritz Securities*	194,070	251,112
Neowiz*	6,358	74,474
Samsung Electronics	53,110	73,301,731
Samsung SDI	25,982	3,031,587
SK Holdings*	75,349	10,844,289
SK Telecom	47,248	8,301,541
Taekwang Industrial	36	33,016
Taeyoung Engineering & Construction	67,270	371,380
TS	17,738	591,911
Woori Finance Holdings	1,172,265	12,666,806
Youngone Holdings	16,154	1,152,914

		232,883,037

Taiwan — 11.0%
AcBel Polytech*	444,000	388,906
Advanced Semiconductor Engineering*	126,000	108,658
AmTRAN Technology*	639,000	522,901
Apacer Technology*	122,000	141,793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Arcadyan Technology	181,000	$251,457
Cathay Real Estate Development*	415,000	248,899
Cheng Loong*	2,253,680	1,008,016
Chia Chang*	160,000	209,000
China General Plastics*	643,000	325,727
China Manmade Fibers*	1,958,000	779,564
Chinatrust Financial Holding*	275,281	166,967
Chin-Poon Industrial*	446,000	581,076
Chipbond Technology*	1,004,000	2,551,504
ChipMOS Technologies	10,263	151,174
Chong Hong Construction*	265,000	915,898
CMC Magnetics*	1,073,000	192,698
Compal Electronics	5,899,169	3,817,909
Coretronic*	450,000	357,566
Elitegroup Computer Systems*	642,000	262,134
Feng TAY Enterprise*	102,629	169,182
Formosa Taffeta*	387,000	367,828
FSP Technology*	217,357	206,589
Fubon Financial Holding	15,057,520	21,505,641
Gemtek Technology*	390,000	511,419
Gigabyte Technology*	54,000	51,416
Global Brands Manufacture	389,643	133,349
GMI Technology	171,074	65,503
Grand Pacific Petrochemical*	2,068,000	1,054,601
Hannstar Board*	509,234	231,219
Himax Technologies ADR	47,916	263,538
Hon Hai Precision Industry	7,058,000	18,223,760
Hung Poo Real Estate Development*	228,000	254,561
Innolux	14,995,000	9,374,415
Inventec*	6,423,851	2,568,496
King Yuan Electronics*	2,127,000	1,513,520
King’s Town Bank*	1,112,000	1,017,349
Kung Long Batteries Industrial*	128,000	282,787
Lingsen Precision Industries*	448,000	251,992
Lite-On Technology*	6,949,105	12,503,303
Long Bon International*	365,000	309,815
Lotes	73,000	196,401
Mega Financial Holding*	7,988,419	6,158,055
Mercuries & Associates*	1,225,128	963,099
New Asia Construction & Development*	647,539	197,474
Nien Hsing Textile*	309,840	243,572

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Pegatron*	2,301,343	$3,766,429
Pou Chen*	7,948,270	9,372,452
P-Two Industries*	49,000	27,645
Rechi Precision*	271,000	270,430
Rich Development*	1,424,000	759,962
Shin Kong Financial Holding*	5,901,000	1,863,558
Silicon Motion Technology ADR	81,372	886,955
Sinon*	291,420	144,170
SinoPac Financial Holdings*	3,067,522	1,533,137
Ta Chong Bank*	632,000	220,575
Taichung Commercial Bank*	624,000	226,240
Taishin Financial Holding*	7,747,058	3,360,069
Taiwan Business Bank*	573,365	176,214
Taiwan PCB Techvest*	179,000	260,506
Taiwan Semiconductor Manufacturing*	1,851,000	6,867,867
Taiwan Surface Mounting Technology*	289,000	482,777
Taiwan Union Technology*	395,000	243,596
Tatung*	3,520,000	888,588
Topco Scientific*	115,000	218,216
TYC Brother Industrial	179,162	69,815
United Microelectronics*	25,149,000	9,586,821
USI*	1,531,626	1,074,297
Vanguard International Semiconductor*	649,000	707,012
Winbond Electronics*	13,969,000	3,881,330
Wistron*	1,058,000	1,073,702
Yageo	3,348,000	1,059,580

		140,622,674

Thailand — 7.5%
Advanced Info Service NVDR	1,874,300	17,242,283
Airports of Thailand NVDR	1,424,900	7,015,266
Bangchak Petroleum NVDR	2,550,300	3,149,859
Bangkok Bank	803,000	6,183,237
Bangkok Bank NVDR	257,700	1,984,334
Bangkok Expressway	166,400	226,780
Delta Electronics Thailand	169,700	219,714
Jasmine International	5,201,700	1,462,147
Kasikornbank	265,700	1,919,196
Kiatnakin Bank	211,700	508,513
Krung Thai Bank	5,947,000	5,025,063
Krung Thai Bank NVDR	5,878,300	4,967,013

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
Krungthai Card	218,200	$341,983
Lanna Resources	298,800	174,088
MCOT	150,200	255,877
Nawarat Patanakarn	651,086	90,065
Pruksa Real Estate	313,200	312,133
PTT Global Chemical	2,216,500	5,512,930
PTT NVDR	784,500	8,713,697
Ratchaburi Electricity Generating Holding	131,200	264,859
Sino Thai Engineering & Construction	169,100	161,322
Sri Trang Agro-Industry	434,100	230,731
Thai Airways International	615,100	618,244
Thai Oil	1,708,600	3,842,167
Thanachart Capital	3,005,900	4,890,348
Thanachart Capital NVDR	2,550,300	4,149,125
Ticon Industrial Connection	291,400	245,233
Tisco Financial Group	121,200	227,121
Total Access Communication NVDR	3,361,700	13,400,985
TPI Polene	3,570,000	1,824,531
TPI Polene NVDR	710,600	363,169

		95,522,013

Turkey — 5.8%
Akfen Holding*	273,784	830,783
Aksa Akrilik Kimya Sanayii	308,406	908,316
Alarko Holding	194,357	587,597
Arcelik	630,975	4,909,832
Aygaz	56,305	307,161
Dogus Otomotiv Servis ve Ticaret	47,213	301,542
Gubre Fabrikalari*	165,743	1,460,739
Ipek Matbacilik Sanayi Ve Ticaret*	302,419	853,571
Is Yatirim Menkul Degerler	168,030	158,399
Kiler Gayrimenkul Yatirim Ortakligi*	425,158	445,850
Koza Anadolu Metal Madencilik Isletmeleri*	462,256	1,150,000
Pinar Entegre Et ve Un Sanayi*	36,787	158,824
Sekerbank*	232,475	267,131
Soda Sanayii*	116,489	165,693
Turk Hava Yollari*	1,837,450	7,646,006
Turk Sise ve Cam Fabrikalari	4,785,705	8,115,210
Turkcell Iletisim Hizmet*	155,009	959,754
Turkiye Halk Bankasi	695,343	7,582,739
Turkiye Is Bankasi	4,884,026	18,852,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares/Number of Rights	Value
Turkey — (continued)
Turkiye Vakiflar Bankasi Tao*	4,810,452	$17,172,998
Vestel Elektronik Sanayi ve Ticaret*	638,164	811,610
Yazicilar Holding, Cl A	71,438	852,753

		74,498,808

TOTAL COMMON STOCK (Cost $961,655,708)		1,178,516,862

PREFERRED STOCK — 4.4%
Brazil — 4.4%
AES Tiete	139,200	1,410,959
Centrais Eletricas Brasileiras	284,420	1,477,008
Centrais Eletricas de Santa Catarina	4,274	51,162
Cia Brasileira de Distribuicao Grupo Pao de Acucar	359,801	19,756,460
Cia Energetica de Minas Gerais	826,600	10,522,805
Cia Energetica de Sao Paulo	406,100	4,292,898
Cia Energetica do Ceara	22,200	530,492
Eletropaulo Metropolitana Eletricidade de Sao Paulo	70,861	291,130
Embratel Participacoes	60	—
Klabin	384,500	2,573,262
Metalurgica Gerdau	473,200	4,708,940
Oi	211,400	517,736
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telefonica Brasil	384,600	10,211,147

TOTAL PREFERRED STOCK (Cost $57,828,719)		56,343,999

RIGHTS — 0.0%
Thailand — 0.0%
Tisco Financial Rights, Expires on 06/25/13, Strike Price $24.00* (Cost $—)	12,120	12,801

SHORT-TERM INVESTMENT — 4.4%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $56,727,813)	56,727,813	56,727,813

TOTAL INVESTMENTS — 100.8% (Cost $1,076,212,240)		$1,291,601,475

Percentages are based on Net Assets of $1,281,074,079.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total value of such securities as of April 30, 2013, was $201,834 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2013.

ADR —	American Depositary Receipt

Cl —	Class

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depository Receipt

Ser —	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2013 (Unaudited)

The list of inputs used to value the Portfolio’s net assets as of April 30, 2013 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$9,685,969	$—	$—	$9,685,969
Brazil	138,623,821	—	2	138,623,823
Chile	12,246,204	—	—	12,246,204
China	146,974,256	1,254,819	—	148,229,075
Egypt	2,340,722	—	—	2,340,722
Hong Kong	16,307,462	—	—	16,307,462
India	45,214,096	—	—	45,214,096
Indonesia	19,491,717	—	—	19,491,717
Malaysia	43,299,285	—	201,832	43,501,117
Mexico	81,522,666	—	—	81,522,666
Pakistan	2,324,850	—	—	2,324,850
Philippines	3,369,585	—	—	3,369,585
Poland	31,287,896	—	—	31,287,896
Russia	41,672,251	—	—	41,672,251
South Africa	39,172,897	—	—	39,172,897
South Korea	232,883,037	—	—	232,883,037
Taiwan	140,622,674	—	—	140,622,674
Thailand	95,522,013	—	—	95,522,013
Turkey	74,498,808	—	—	74,498,808

Total Common Stock	1,177,060,209	1,254,819	201,834	1,178,516,862
Preferred Stock	56,343,999	—	—^	56,343,999
Rights	12,801	—	—	12,801
Short-Term Investment	56,727,813	—	—	56,727,813

Total Investments in Securities	$1,290,144,822	$1,254,819	$201,834	$1,291,601,475

Amounts designated as “—” are either $0 or have been rounded to $0.

†	A reconciliation of Level 3 instruments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the period ended April 30, 2013 the Portfolio did not have a significant amount of Level 3 investments.

^	Represents securities labeled as Level 3 in which the market value is zero or has been rounded to zero.

Of the Level 2 investments presented above, equity investments amounting to $1,254,819 were considered Level 1 investments at the beginning of the year. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.

Of the Level 3 investments presented above, equity investments amounting to $201,832 were considered Level 1 investments at the beginning of the year. The primary reason for changes in the classification from Levels 1 and 3 was halted trading of KLCC Property Holdings.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.5%
	Face Amount (000)(1)		Value
Brazil — 7.4%
Banco Santander Brasil 8.000%, 03/18/16 (A)	BRL	300	$152,223
Banco Votorantim MTN 6.250%, 05/16/16 (A)	BRL	450	269,337
Brazil Notas do Tesouro Nacional, Ser B 6.000%, 05/15/15	BRL	354	432,571
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/21	BRL	797	409,224
10.000%, 01/01/23	BRL	1,590	810,368
Brazilian Government International Bond 10.250%, 01/10/28	BRL	1,143	712,679
8.500%, 01/05/24	BRL	822	457,025

			3,243,427

China — 1.2%
Agricultural Development Bank of China 3.500%, 01/17/17	CNY	1,620	266,540
China Development Bank 2.700%, 11/11/13	CNY	1,690	274,323

			540,863

Colombia — 0.5%
Colombia Government International Bond 9.850%, 06/28/27	COP	250,000	212,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value
Costa Rica — 1.3%
Costa Rica Titulos Properties 7.800%, 09/24/14	CRC	275,000	$558,483

Dominican Republic — 1.6%
Dominican Republic International Bond (A) 15.000%, 04/05/19	DOP	17,300	488,691
14.000%, 02/06/15	DOP	8,000	206,946

			695,637

Ecuador — 0.6%
Ecuador Government International Bond 9.375%, 12/15/15		252	264,600

Egypt — 1.2%
Egypt Government International Bond 5.750%, 04/29/20 (A)		590	545,750

Ghana — 2.5%
Ghana Government Bond 24.000%, 05/25/15	GHS	400	221,666
21.000%, 10/26/15	GHS	1,635	869,626

			1,091,292

Grenada — 0.3%
Grenada Government International Bond 14.658%, 09/15/13 (A) (C)		375	131,250

Honduras — 0.6%
Honduras Government International Bond 7.500%, 03/15/24 (A)		250	252,500

Hungary — 2.9%
Hungary Government Bond 6.500%, 06/24/19	HUF	147,450	697,324
6.000%, 11/24/23	HUF	120,500	557,209

			1,254,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value
Indonesia — 5.6%
Indonesia Treasury Bond 11.000%, 09/15/25	IDR	954,000	$140,039
10.000%, 02/15/28	IDR	5,033,000	705,991
9.500%, 05/15/41	IDR	680,000	95,738
8.250%, 06/15/32	IDR	5,127,000	632,347
6.625%, 05/15/33	IDR	8,480,000	892,050

			2,466,165

Jamaica — 0.3%
Jamaica Government International Bond 8.000%, 06/24/19		145	144,275

Kenya — 2.9%
Kenya Government Bond 12.000%, 09/18/23	KES	46,800	582,933
11.250%, 02/07/28	KES	68,850	711,043

			1,293,976

Malaysia — 2.0%
Malaysia Government Bond 4.232%, 06/30/31	MYR	845	292,747
4.127%, 04/15/32	MYR	500	171,070
3.418%, 08/15/22	MYR	1,305	429,432

			893,249

Mexico — 7.1%
Mexican Bonos 8.500%, 11/18/38	MXN	4,271	508,270
8.000%, 12/07/23	MXN	5,420	574,640
7.750%, 11/13/42	MXN	1,700	190,120
Mexican Udibonos 5.000%, 06/16/16	MXN	1,780	822,414
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	1,054,950

			3,150,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value
Nigeria — 5.2%
Nigeria Government Bond 16.390%, 01/27/22	NGN	115,750	$913,326
16.000%, 06/29/19	NGN	98,610	728,278
10.700%, 05/30/18	NGN	68,900	416,845
Nigeria Treasury Bill 12.409%, 09/05/13 (B)	NGN	40,000	242,517

			2,300,966

Pakistan — 1.0%
Pakistan Government International Bond 6.875%, 06/01/17 (A)		465	434,775

Poland — 2.9%
Poland Government Bond 5.750%, 09/23/22	PLN	657	250,784
5.750%, 04/25/29	PLN	345	138,498
5.500%, 10/25/19	PLN	1,725	628,809
3.000%, 08/24/16	PLN	633	271,868

			1,289,959

Romania — 1.4%
Romania Government Bond 5.850%, 04/26/23	RON	2,000	634,780

Russia — 12.4%
RusHydro JSC via RusHydro Finance MTN 7.875%, 10/28/15	RUB	56,200	1,810,104
Russian Federal Bond — OFZ 8.150%, 02/03/27	RUB	17,265	627,455
7.600%, 07/20/22	RUB	22,265	779,490
7.500%, 03/15/18	RUB	31,110	1,064,171
7.050%, 01/19/28	RUB	13,235	436,360
7.000%, 01/25/23	RUB	16,930	566,613
Russian Foreign Bond 7.850%, 03/10/18 (A)	RUB	5,000	173,346

			5,457,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)		Value
Serbia — 2.0%
Serbia Treasury Bill 12.374%, 05/22/14 (C)	RSD	14,000	$150,428
Serbia Treasury Bond 10.000%, 04/04/15	RSD	38,750	457,561
10.000%, 01/24/18	RSD	24,150	270,792

			878,781

South Africa — 6.4%
South Africa Government Bond 10.500%, 12/21/26	ZAR	11,179	1,656,139
6.250%, 03/31/36	ZAR	12,280	1,173,756

			2,829,895

Thailand — 2.0%
Thailand Government Bond 3.650%, 12/17/21	THB	13,000	453,200
3.580%, 12/17/27	THB	12,467	427,394

			880,594

Turkey — 7.8%
Turkey Government Bond 10.500%, 01/15/20	TRY	880	610,392
9.500%, 01/12/22	TRY	360	243,280
9.000%, 03/08/17	TRY	1,248	776,889
8.500%, 09/14/22	TRY	794	512,939
7.100%, 03/08/23	TRY	370	218,873
7.000%, 10/01/14	TRY	810	655,568
2.000%, 10/26/22	TRY	645	417,559

			3,435,500

Uganda — 3.1%
Republic of Uganda Government Bond 11.000%, 01/21/21	UGX	245,000	83,399
10.750%, 01/26/17	UGX	2,083,800	760,803
10.750%, 02/22/18	UGX	1,500,000	536,168

			1,380,370

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)(1)/ Number of Warrants/ Shares		Value
Uruguay — 3.2%
Uruguay Letras De Regulacion Monetaria En UI 2.427%, 08/09/13 (B)	UYU	4,207	$221,117
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	237,249
10.250%, 08/22/15	UYU	7,600	404,639
9.500%, 01/27/16	UYU	10,500	542,436

			1,405,441

Venezuela — 3.2%
Petroleos de Venezuela 4.900%, 10/28/14		730	703,720
Venezuela Government International Bond 9.250%, 09/15/27		710	697,575

			1,401,295

Zambia — 3.9%
Republic of Zambia 10.000%, 09/19/13	ZMK	2,105	377,985
Republic of Zambia Treasury Bills (B) 10.951%, 01/13/14	ZMK	3,200	558,271
10.449%, 11/04/13	ZMK	845	150,312
9.612%, 01/27/14	ZMK	2,020	350,446
Zambia Government Bond 10.000%, 03/19/15	ZMK	1,565	286,243

			1,723,257

TOTAL GLOBAL BONDS (Cost $39,597,319)			40,792,111

WARRANTS — 0.9%
Central Bank of Nigeria, Expires 11/15/20*		1,250	225,000
Venezuela Government International Bond, Expires 04/15/20*		7,000	198,625

TOTAL WARRANTS (Cost $456,000)			423,625

SHORT-TERM INVESTMENT (D) — 4.4%
Union Bank, N.A. Diversified Money Market, 0.020% (Cost $1,936,632)		1,936,632	1,936,632

TOTAL INVESTMENTS — 97.8% (Cost $41,989,951)			$43,152,368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

The list of open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
5/9/13	USD	140,000	CZK	(2,729,440)	$(139,357)	$643
5/9/13	CZK	2,718,025	USD	(145,000)	138,774	(6,226)
5/13/13	USD	280,000	CLP	(133,523,000)	(282,973)	(2,973)
5/13/13	CLP	307,788,500	USD	(650,000)	652,291	2,291
5/13/13	USD	295,000	HUF	(67,186,500)	(295,189)	(189)
5/13/13	HUF	260,640,866	USD	(1,143,445)	1,145,144	1,699
5/15/13	KRW	234,694,000	USD	(215,000)	212,986	(2,014)
5/15/13	USD	210,000	KRW	(234,622,500)	(212,921)	(2,921)
5/15/13	KRW	501,187,200	USD	(444,000)	454,829	10,829
5/20/13	MYR	12,159,273	USD	(3,924,083)	3,990,358	66,275
5/20/13	USD	170,000	MYR	(528,445)	(173,422)	(3,422)
5/22/13	USD	2,160,000	PEN	(5,598,088)	(2,114,621)	45,379
5/22/13	PEN	9,001,560	USD	(3,451,612)	3,400,249	(51,363)
5/24/13	UYU	5,724,750	USD	(255,000)	301,018	46,018
6/4/13	USD	210,000	COP	(386,610,000)	(211,250)	(1,250)
6/4/13	COP	3,792,732,000	USD	(2,068,548)	2,072,409	3,861
6/4/13	USD	495,000	COP	(910,305,000)	(497,405)	(2,405)
6/4/13	USD	1,389,028	MXN	(17,162,541)	(1,409,244)	(20,216)
6/4/13	MXN	35,852,873	USD	(2,831,660)	2,943,938	112,278
6/5/13	USD	80,000	PLN	(256,542)	(80,967)	(967)
6/5/13	PLN	4,719,017	USD	(1,446,000)	1,489,370	43,370
6/5/13	PLN	5,594,044	USD	(1,740,832)	1,765,537	24,705
6/6/13	TWD	26,770,405	USD	(897,940)	907,535	9,595
6/7/13	ARS	1,339,200	USD	(240,000)	249,245	9,245
6/7/13	CNH	4,701,551	USD	(755,000)	761,775	6,775
6/14/13	GHS	931,628	USD	(465,000)	462,532	(2,468)
6/14/13	USD	405,000	IDR	(3,969,810,000)	(406,016)	(1,016)
6/14/13	IDR	18,568,390,000	USD	(1,901,000)	1,899,101	(1,899)
6/18/13-6/19/13	ZAR	20,037,389	USD	(2,154,794)	2,217,757	62,963
6/18/13-6/19/13	USD	679,403	ZAR	(6,214,996)	(687,899)	(8,496)
7/9/13	EGP	2,011,160	USD	(274,000)	276,954	2,954
7/10/13	USD	1,808,109	RUB	(57,192,118)	(1,814,242)	(6,133)
7/15/13	USD	539,747	SGD	(667,737)	(542,154)	(2,407)
7/15/13	SGD	667,737	USD	(540,000)	542,153	2,153
7/16/13	USD	1,535,000	EUR	(1,171,380)	(1,543,476)	(8,476)
7/17/13	USD	870,660	TRY	(1,580,978)	(874,804)	(4,144)
7/17/13	TRY	3,879,354	USD	(2,144,000)	2,146,567	2,567
7/19/13	USD	596,726	THB	(17,559,170)	(595,524)	1,202
7/19/13	PHP	10,270,000	USD	(249,211)	248,723	(488)
7/19/13	THB	81,382,890	USD	(2,788,049)	2,760,123	(27,926)
7/22/13	INR	17,009,700	USD	(310,000)	310,561	561
7/29/13	BRL	2,395,000	USD	(1,178,932)	1,181,345	2,413
8/9/13-2/10/14	ARS	3,696,012	USD	(588,000)	610,158	22,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
1/13/14-2/12/14	VND	27,481,000,000	USD	(1,250,000)	$1,250,406	$406
1/13/14-2/12/14	USD	1,212,147	VND	(27,481,000,000)	(1,250,406)	(38,259)
1/23/14-6/27/14	USD	2,230,266	TRY	(4,330,959)	(2,323,047)	(92,781)
1/23/14-6/27/14	TRY	4,330,959	USD	(2,113,000)	2,323,046	210,046
2/6/14	HRK	1,613,535	EUR	(210,000)	279,008	1,801
3/20/14	RUB	27,476,400	USD	(840,000)	838,564	(1,436)

						$402,312

For the six months ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the counterparties for the open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation
Citigroup	$4,126,922	$(4,036,257)	$90,665
HSBC	1,189,940	(1,119,789)	70,151
State Street	21,177,561	(21,063,615)	113,946
UBS	26,644,121	(26,516,571)	127,550

			$402,312

Currency Legend

ARS	Argentine Peso	HUF	Hungarian Forint	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesia Rupiah	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Offshore Yuan Renminbi	KES	Kenyan Shilling	TRY	Turkish Lira
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	TWD	New Taiwan Dollar
COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling
CRC	Costa Rican Colón	MYR	Malaysian Ringgit	USD	U.S. Dollar
CZK	Czech Republic Koruna	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	PEN	Peruvian Nuevo Sol	VND	Vietnamese Dong
EGP	Eqyptian Pound	PHP	Philippine Peso	ZAR	South African Rand
EUR	Euro Dollar	PLN	Polish Zloty	ZMK	Zambian Kwacha
GHS	Ghanaian Cedi	RON	Romanian Leu
HRK	Croatian Kuna	RSD	Serbian Dinar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

A list of open swap agreements held by the Fund at April 30, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	FLOAT QUARTERLY MXIBOR	6.34% FIXED	12/31/32	MXN	5,200,000	$24,741
Citigroup	FIXED 2.86	FLOAT 2.85 KRW 3M	11/28/17	KRW	570,000,000	(6,774)
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%	01/20/17	MYR	1,644,000	1,519
Citigroup	FLOAT 6M MIFORIM6	7.33%	11/28/14	INR	55,770,000	2,932
Citigroup	FLOAT 6M MIFORIM6	7.19%	10/17/14	INR	69,084,000	1,273
Citigroup	PAY 1.47, REC 6M CZK PRIBOR	0.68%	12/05/22	CZK	5,040,000	(8,112)

						$15,579

For the six months ended April 30, 2013, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $44,106,786.

*	Non-income producing security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Step Bonds — The rate reported on the Schedule of Investments is the effective yield on April 30, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the 7-day effective yield as of April 30, 2013.

MTN –	Medium Term Note

Ser –	Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2013 (Unaudited)

The list of inputs used to value the Fund’s net assets as of April 30, 2013 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$40,792,111	$—	$40,792,111
Warrants	—	423,625	—	423,625
Short-Term Investment	1,936,632	—	—	1,936,632

Total Investments in Securities	$1,936,632	$41,215,736	$—	$43,152,368

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation	$—	$692,187	$—	$692,187
Forward Contracts – Depreciation	—	(289,875)	—	(289,875)
Interest Rate Swaps – Appreciation	—	30,465	—	30,465
Interest Rate Swaps – Depreciation	—	(14,886)	—	(14,886)

Total Other Financial Instruments	$—	$417,891	$—	$417,891

* Forwards Contracts and Swap Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2013, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Assets
Investments, at Value (Cost $1,076,212,240 and $41,989,951)	$1,291,601,475	$43,152,368
Foreign Currency, at Value (Cost $7,437,252 and $505,457)	7,445,962	509,722
Receivable for Investment Securities Sold	21,895,648	706,212
Receivable for Capital Shares Sold	3,682,047	27,127
Dividends Receivable	3,175,342	734,147
Reclaim Receivable	106,055	3,694
Unrealized Gain on Forward Foreign Currency Contracts	—	692,187
Unrealized Gain on Spot Foreign Currency Contracts	—	618
Unrealized Gain on Swap Contracts	—	30,465
Prepaid Expenses	16,962	9,816

Total Assets	1,327,923,491	45,866,356

Liabilities
Payable for Investment Securities Purchased	40,006,549	1,400,349
Payable for Capital Shares Redeemed	1,299,313	—
Payable due to Trustees	5,978	186
Chief Compliance Officer Fees Payable	3,405	100
Payable to Investment Adviser	995,318	16,573
Payable due to Administrator	75,514	2,709
Accrued Foreign Capital Gains Tax on Appreciated Securities	4,363,412	16,271
Unrealized Loss on Forward Foreign Currency Contracts	—	289,875
Unrealized Loss on Spot Foreign Currency Contracts	—	14,164
Unrealized Loss on Swap Contracts	—	14,886
Accrued Expenses	99,923	4,457

Total Liabilities	46,849,412	1,759,570

Net Assets	$1,281,074,079	$44,106,786

Net Assets Consist of:
Paid-in Capital	$1,144,303,794	$42,610,850
Undistributed (Distributions in Excess of) Net Investment Income	2,933,688	(911,529)
Accumulated Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Swap Contracts	(77,166,372)	850,143
Net Unrealized Appreciation on Investments	215,389,235	1,162,417
Net Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(22,854)	395,597
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(4,363,412)	(16,271)
Net Unrealized Appreciation on Swap Contracts	—	15,579

Net Assets	$1,281,074,079	$44,106,786

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	65,620,353	4,119,392
Net Asset Value Price Per Share	$19.52	$10.71

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2013 (Unaudited)

STATEMENTS OF OPERATIONS

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Investment Income:
Dividends	$11,514,270	$20,231
Interest	—	1,178,326
Less: Foreign Taxes Withheld	(843,051)	(54,832)

Total Income	10,671,219	1,143,725

Expenses:
Investment Advisory Fees	5,217,334	98,685
Administration Fees	425,669	12,396
Trustees’ Fees	11,703	330
Chief Compliance Officer Fees	4,553	128
Shareholder Servicing Fees	639,338	5,342
Custodian Fees	340,672	20,833
Transfer Agent Fees	110,731	14,700
Printing Fees	34,521	1,253
Legal Fees	20,484	3,961
Filing and Registration Fees	16,989	10,026
Audit Fees	12,535	12,482
Interest Expense	4,004	—
Other Expenses	37,924	5,180

Total Expenses	6,876,457	185,316

Less:
Investment Advisory Fee Waiver	—	(41,407)
Fees Paid Indirectly — (See Note 6)	(212)	(1)

Net Expenses	6,876,245	143,908

Net Investment Income	3,794,974	999,817

Net Realized Gain (Loss) on:
Investments	(1,175,876)	665,974
Swap Contracts	—	30,808
Forwards Contracts and Foreign Currency Transactions	(579,068)	181,405

Net Realized Gain (Loss) on Investments, Forwards Contracts, Foreign Currency Transactions and Swap Contracts	(1,754,944)	878,187

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	87,745,163	670,033
Foreign Capital Gains Tax on Appreciated Securities	(1,578,999)	11,120
Swap Contracts	—	(806)
Forwards Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(89,755)	164,545

Net Change in Unrealized Appreciation	86,076,409	844,892

Net Realized and Unrealized Gain on Investments, Forwards Contracts, Foreign Currency Transactions and Swap Contracts	84,321,465	1,723,079

Net Increase in Net Assets Resulting from Operations	$88,116,439	$2,722,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Income	$3,794,974	$18,824,789
Net Realized Loss on Investments and Foreign Currency Transactions	(1,754,944)	(47,874,824	)(1)
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	86,076,409	71,342,389

Net Increase in Net Assets Resulting from Operations	88,116,439	42,292,354

Dividends:
Net Investment Income	(16,893,880)	(16,794,112)

Total Dividends	(16,893,880)	(16,794,112)

Capital Share Transactions:
Issued	649,529,588	272,168,346
Reinvestment of Distributions	14,523,850	14,190,796
Redemption Fees — (See Note 2)	79,983	200,048
Redemption of In-Kind(1)	—	(150,339,670)
Redeemed	(275,228,759)	(263,159,509)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	388,904,662	(126,939,989)

Total Increase (Decrease) in Net Assets	460,127,221	(101,441,747)

Net Assets:
Beginning of Period	820,946,858	922,388,605

End of Period (including Undistributed Net Investment Income of $2,933,688 and $16,032,594, respectively)	$1,281,074,079	$820,946,858

Share Transactions:
Issued	34,082,756	15,576,022
Reinvestment of Distributions	766,430	893,627
Redemption In-Kind(1)	—	(8,215,269)
Redeemed	(14,778,535)	(15,241,556)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,070,651	(6,987,176)

(1)	Includes realized gain/loss from in-kind redemption. See Note 14 in notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Income	$999,817	$1,408,931
Net Realized Gain (Loss) on Investments, Forwards Contracts, Foreign Currency Transactions and Swap Contracts	878,187	(171,980)
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Forward Contracts, Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies and Swap Contracts	844,892	1,280,553

Net Increase in Net Assets Resulting from Operations	2,722,896	2,517,504

Dividends and Distributions:
Net Investment Income	(1,140,331)	(2,082,140)
Net Realized Gains	(473,089)	(26,350)

Total Dividends and Distributions	(1,613,420)	(2,108,490)

Capital Share Transactions:
Issued	16,903,843	9,615,245
Reinvestment of Distributions	1,549,952	1,966,207
Redemption Fees — (See Note 2)	6,940	12,537
Redeemed	(1,677,586)	(3,651,266)

Net Increase in Net Assets from Capital Share Transactions	16,783,149	7,942,723

Total Increase in Net Assets	17,892,625	8,351,737

Net Assets:
Beginning of Period	26,214,161	17,862,424

End of Period (including Distributions in Excess of Net Investment Income of ($911,529) and ($771,015), respectively)	$44,106,786	$26,214,161

Share Transactions:
Issued	1,618,032	952,519
Reinvestment of Distributions	147,565	203,187
Redeemed	(159,632)	(361,458)

Net Increase in Shares Outstanding from Share Transactions	1,605,965	794,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
				Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)		Years Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.02		$17.56	$19.45	$15.16	$13.07	$44.11

Income from Operations:
Net Investment Income*	0.07		0.36	0.35	0.24	0.22	0.53
Net Realized and Unrealized Gain (Loss)	1.75		0.43	(2.06)	4.18	5.40	(22.44)

Total from Operations	1.82		0.79	(1.71)	4.42	5.62	(21.91)

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.32)		(0.33)	(0.18)	(0.13)	(0.54)	(0.48)
Net Realized Gains	—		—	—	—	(2.99)	(8.65)

Total Dividends and Distributions.	(0.32)		(0.33)	(0.18)	(0.13)	(3.53)	(9.13)

Net Asset Value, End of Period	$19.52		$18.02	$17.56	$19.45	$15.16	$13.07

Total Return†	10.14%		4.74%	(8.89)%	29.34%	58.69%	(61.74)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,281,074		$820,947	$922,389	$861,978	$553,532	$390,413
Ratio of Expenses to Average Net Assets(1)	1.32%	**	1.31%	1.29%	1.36%	1.49%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.73%	**	2.04%	1.78%	1.41%	1.83%	1.87%
Portfolio Turnover Rate	25%	***	44%	49%	74%	115%	102%

*	Per share amounts for the period are based on average outstanding shares.

**	Annualized.

***	Not Annualized.

^	Amount was less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Ratio of Expenses to Average Net Assets for the years or period ended April 30, 2013, October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.32%, 1.31%, 1.29%, 1.36%, 1.48% and 1.38%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)		Year/Period Ended October 31,
			2012	2011*
Net Asset Value, Beginning of Period	$10.43		$10.39	$10.00
Income from Operations:
Net Investment Income(1)	0.34		0.68	0.55
Net Realized and Unrealized Gain (Loss)	0.51		0.42	(0.18)

Total from Operations	0.85		1.10	0.37

Redemption Fees	0.00^		0.01	0.02

Dividends and Distributions from:
Net Investment Income	(0.38)		(1.05)	—
Net Realized Gains	(0.19)		(0.02)	—

Total Dividends and Distributions	(0.57)		(1.07)	—

Net Asset Value, End of Period	$10.71		$10.43	$10.39

Total Return †	8.40%		11.91%	3.90	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$44,107		$26,214	$17,862
Ratio of Expenses to Average Net Assets(2)	0.95%	**	0.95%	0.95%	**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.22%	**	1.94%	2.14%	**
Ratio of Net Investment Income to Average Net Assets	6.58%	**	6.78%	6.05%	**
Portfolio Turnover Rate	77%	***	151%	148%	***

*	Commenced operations on December 17, 2010.

**	Annualized.

***	Not Annualized.

^	Amount was less than $0.01 per share.

†	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share amounts for the period are based on average outstanding shares.

(2)

The Ratio of Expenses to Average Net Assets for the years or periods ended April 30, 2013, October 31, 2012 and October 31, 2011, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been the same as the ratios reported.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2013

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 45 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio, a non-diversified Portfolio and the Acadian Emerging Markets Debt Fund, a non-diversified Fund (the “Funds”). The Acadian Emerging Markets Debt Fund commenced operations on December 17, 2010. The investment objective of the Acadian Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Acadian Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2013

methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Acadian Emerging Markets Portfolio calculates their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Acadian Emerging Markets Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Acadian Emerging Markets Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Acadian Emerging Markets Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Acadian Emerging Markets Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the

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closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Acadian Emerging Markets Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Acadian Emerging Markets Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

As of April 30, 2013, the total market value of securities in the Acadian Emerging Markets Portfolio, valued in accordance with fair value procedures, was $201,834 or 0.0% of net assets. None of the securities in the Acadian Emerging Markets Debt Fund were valued in accordance with fair value procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2013

transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2013, there have been no significant changes to the Funds’ fair value methodologies.

For details of the investment classification, refer to the Schedules of Investments for the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are

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APRIL 30, 2013

recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign

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APRIL 30, 2013

exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gain/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the Schedules of Investments, which is also indicative of activity during the period.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

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APRIL 30, 2013

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have entered into.

Entering into swap contracts involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2013, the Acadian Emerging Markets Debt Fund entered into swap contracts as shown on the Schedules of Investments.

By using swap agreements, the Funds are exposed to additional risks concerning the counterparty. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2013, the Funds’ swap agreements were with one counterparty.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

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APRIL 30, 2013

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees for the Funds are as follows:

Redemption Fees (Unaudited)
	Six Month Period Ended April 30, 2013	Year Ended October 31, 2012
Acadian Emerging Markets Portfolio	$79,983	$200,048
Acadian Emerging Markets Debt Fund	6,940	12,537

3. Credit Derivatives:

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of

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the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. There were no recourse provisions with third parties to recover any amounts paid under the credit derivative. As of April 30, 2013 there were no collateral posted or held by the Fund.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

4. Derivative Transactions:

The fair value of derivative instruments in the Acadian Emerging Markets Debt Fund as of April 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
	Period Ended April 30, 2013		Period Ended April 30, 2013
Contract Type	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Emerging Markets
Debt Fund
Interest rate contracts	Net unrealized appreciation on swap contracts	$30,465	Net unrealized depreciation on swap contracts	$(14,886)
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	692,187	Unrealized loss on forward foreign currency contracts	(289,875)

Total Derivatives not accounted for as hedging instruments		$722,652		$(304,761)

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APRIL 30, 2013

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2013 is as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$19,143	$19,143
Credit contracts	—	11,665	11,665
Foreign exchange contracts	162,792	—	162,792

Total	$162,792	$30,808	$193,600

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized:

Derivatives not accounted for as hedging instruments	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$(806)	$(806)
Foreign exchange contracts	172,657	—	172,657

Total	$172,657	$(806)	$171,851

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. If the Funds’ net assets were to decline below an agreed upon level, the Funds may be required to terminate the existing contracts at the existing fair value.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service

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providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one Fund, $250,000 for two Funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Funds that were serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the “Adviser”), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the six months ended April 30, 2013, the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund earned cash management credits of $212 and $1, respectively, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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APRIL 30, 2013

7. Investment Advisory Agreement:

Under the terms of the investment advisory agreement for the Funds, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each Fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund	0.65%

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Portfolio’s total annual operating expenses from exceeding 2.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Debt Fund’s total annual operating expenses from exceeding 0.95% of the Fund’s average daily net assets.

8. Investment Transactions:

For the six months ended April 30, 2013, the Acadian Emerging Markets Portfolio made purchases of $589,928,861 and sales of $257,755,656 of investment securities other than long-term U.S. Government and short-term securities. For the six months ended April 30, 2013, the Acadian Emerging Markets Debt Fund made purchases of $35,836,733 and sales of $21,383,356 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.

9. Line of Credit:

The Funds entered into an agreement which enables them to participate in a $25 million unsecured committed revolving line of credit with Union Bank N.A., which is set to expire April 16, 2014. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings at the current reference rate. Each Fund is individually and not jointly liable for its particular advances under the line of credit. For the six months ended April 30, 2013, the Acadian Emerging Markets Portfolio had average borrowings of $2,217,799 over a period of 20 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the year was $4,004. For the six months ended April 30, 2013, the Acadian Emerging Markets Debt Fund did not utilize a line of credit with Union Bank N.A. As of April 30, 2013, the Funds had no borrowings outstanding.

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APRIL 30, 2013

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Acadian Emerging Markets Portfolio
2012	$16,794,112	$—	$16,794,112
2011	8,537,003	—	8,537,003

Acadian Emerging Markets Debt Fund
2012	$2,108,490	$—	$2,108,490
2011	—	—	—

As of October 31, 2012, the components of Distributable Earnings on a tax basis were as follows:

	Emerging Markets Portfolio	Emerging Markets Debt Fund
Undistributed Ordinary Income	$16,893,354	$627,490
Undistributed Long-Term Capital
Gains	—	96,528
Capital Loss Carryforwards	(74,097,650)	—
Net Unrealized Appreciation	122,752,029	704,437
Other Temporary Differences	(7)	(1,041,995)

Total Distributable Earnings	$65,547,726	$386,460

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APRIL 30, 2013

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. At October 31, 2012 the Funds had capital loss carryforwards for the Acadian Emerging Markets Portfolio.

	Expires 10/31/17	Total Capital Loss Carryforwards October 31, 2012
Acadian Emerging Markets Portfolio	$27,553,569	$27,553,569

During the year ended October 31, 2012 the Acadian Emerging Markets Portfolio did not utilized capital loss carryforwards to offset capital gains. The Acadian Emerging Markets Debt Fund had no capital loss carryforwards as of October 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Acadian Emerging Markets Portfolio	$32,528,274	$14,015,807	$46,544,081

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2013, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Acadian Emerging Markets Portfolio
$1,076,212,240	$259,684,420	$(44,295,185)	$215,389,235
Acadian Emerging Markets Debt Fund
$41,989,951	$1,430,725	$(268,308)	$1,162,417

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APRIL 30, 2013

11. Concentration of Risk:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

Certain securities held by the Acadian Emerging Markets Debt Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of April 30, 2013, the total value of these securities represented approximately 14.5% of the net assets of the Acadian Emerging Markets Debt Fund.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2013, the net assets of the Funds were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

12. Other:

As of April 30, 2013, 65% of the Acadian Emerging Markets Portfolio’s total shares outstanding were held by two record shareholders and 74% of the Acadian Emerging Markets Debt Fund’s total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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APRIL 30, 2013

13. Loans of Fund Securities:

The Funds may lend fund securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2013, there were no securities on loan for either Fund.

14. In-Kind Redemptions:

Redemptions in-kind reflect the valuation of the underlying securities in accordance with the Funds’ valuation policy. The asset price used to effect the redemption is the respective asset price used to calculate the net asset value of the shares redeemed. For the year ended October 31, 2012, the Acadian Emerging Markets Portfolio realized losses from in-kind redemptions of $1,282,215. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Shares Redeemed	Value	Realized Gain/Loss
9/14/2012	821,527	$15,100,733	$472,459
9/21/2012	7,393,742	135,238,937	809,756

	8,215,269	$150,339,670	$1,282,215

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Funds incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return. You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual funds. It assumes that the Funds had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Funds in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Acadian Emerging Markets Portfolio
Actual Fund Return	$1,000.00	$1,101.40	1.32%	$6.88
Hypothetical 5% Return	1,000.00	1,018.25	1.32	6.61
Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$1,084.00	0.95%	$4.91
Hypothetical 5% Return	1,000.00	1,020.08	0.95	4.76

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

ACA-SA-002-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013